FINANCE COSTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Interest on lease liabilities	$ 876,321	$ 259,055	$ 44,850
Accretion and revaluation expense on balance of purchase price payable related to the acquisition of the dealership rights	125,290	582,018	494,581
Accretion expense on common shares, retractable	2,031,863	4,791,806	2,746,799
Other finance income	(246,769)
Other		20,976	12,707
Finance costs	8,332,477	8,667,405	4,112,475
Long-term debt
Disclosure of detailed information about borrowings [line items]
Interest on borrowings	3,042,675	1,978,623	813,538
Convertible debt instruments
Disclosure of detailed information about borrowings [line items]
Interest on borrowings	$ 2,503,097	$ 1,034,927	$ 0